ACCOUNTS RECEIVABLE - Disclosure of detailed information about trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Accounts receivable before allowance for doubtful accounts	$ 22,052	$ 9,472
Allowance for doubtful accounts	(188)	(154)	$ (91)
Accounts receivable	$ 21,864	$ 9,318